Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Liabilities Current [Line Items]
Accrued expenses	$ 22,225	¥ 152,805	¥ 164,295
Advance from customers	23,130	159,030	80,401
Interest payable for convertible notes	305	2,100	7,600
Deposits from other financial service business	16,983	116,765	15,381
Other payables	17,954	123,450	83,758
Payable for purchases of property and equipment	1,392	9,572	3,577
Other tax payable	5,251	36,102	56,990
Total	105,105	722,652	489,389
Investor One
Other Liabilities Current [Line Items]
Payable to individual investors of other financial service business	$ 17,865	¥ 122,828	¥ 77,387